Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues (note 11)	$ 1,229,413	$ 1,019,539	$ 930,739
Voyage expenses	(98,006)	(112,540)	(103,643)
Vessel operating expenses (notes 11 and 12)	(378,480)	(352,209)	(344,128)
Time-charter hire expense	(51,750)	(31,090)	(56,682)
Depreciation and amortization	(274,599)	(198,553)	(199,006)
General and administrative (notes 11, 12 and 17)	(72,613)	(67,516)	(44,473)
(Write down) and gain on sale of vessels (note 19)	(69,998)	(1,638)	(76,782)
Restructuring (charge) recovery (note 10)	(568)	225	(2,607)
Income from vessel operations	283,399	256,218	103,418
Interest expense (notes 8, 11 and 12)	(122,838)	(88,381)	(62,855)
Interest income (note 11)	633	719	2,561
Realized and unrealized (losses) gains on derivative instruments (note 12)	(73,704)	(143,703)	34,820
Equity income	7,672	10,341	6,731
Foreign currency exchange loss (note 12)	(17,467)	(16,140)	(5,278)
Loss on bond repurchase			(1,759)
Other income - net	1,091	781	1,144
Income from continuing operations before income tax recovery (expense)	78,786	19,835	78,782
Income tax recovery (expense) (note 13)	21,357	(2,179)	(2,225)
Net income from continuing operations	100,143	17,656	76,557
Net loss from discontinued operations (notes 11 and 19)			(4,642)
Net income	100,143	17,656	71,915
Non-controlling interests in net income	13,911	10,503	(19,089)
Preferred unitholders' interest in net income (note 16)	28,609	10,875	7,250
General Partner's interest in net income (loss)	16,317	15,658	13,674
Limited partners' interest in net income (loss)	$ 31,206	$ (19,380)	$ 72,305
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income (loss) per common unit - basic (note 16)	$ 0.32	$ (0.22)	$ 0.88
Limited partners' interest in net income (loss) per common unit - diluted (note 16)	$ 0.32	$ (0.22)	$ 0.88
Weighted-average number of common units outstanding:
Weighted-average number of common units outstanding - basic	98,507,732	86,212,290	82,634,000
Weighted-average number of common units outstanding - diluted	98,602,412	86,212,290	82,659,179
Cash distributions declared per unit	$ 2.1752	$ 2.1536	$ 2.1143
Continuing Operations [Member]
General Partner's interest in net income (loss)	$ 16,317	$ 15,658	$ 14,126
Limited partners' interest in net income (loss)	$ 31,206	$ (19,380)	$ 76,495
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income from continuing operations per common unit - basic (note 16)	$ 0.32	$ (0.22)	$ 0.93
Limited partners' interest in net income from continuing operations per common unit - diluted (note 16)	$ 0.32	$ (0.22)	$ 0.93
Discontinued Operations [Member]
General Partner's interest in net income (loss)			$ (452)
Limited partners' interest in net income (loss)			$ (4,190)
Limited partners' interest in net (loss) income per common unit:
Limited partners' interest in net income (loss) from discontinued operations per common unit - basic (note 16)			$ (0.05)
Limited partners' interest in net income (loss) from discontinued operations per common unit - diluted (note 16)			$ (0.05)
Dropdown Predecessor [Member]
Net income	$ 10,100		$ (2,225)